PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS
3.	PREPAYMENTS AND OTHER CURRENT ASSETS
Components of prepayments and other current assets as of December 31, 2021 and 2022 were as follows (RMB in millions):

	2021	2022
Prepayments and other deposits	3,952	5,019
Receivable related to financial services (Note 2)	3,679	3,403
Prepaid expenses	224	240
Interest receivables	621	759
Others	556	748

Total	9,032	10,169